Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD CHESTER FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard PRIMECAP Fund

Supplement Dated February 21, 2019, to the Prospectus and Summary Prospectus Dated January 28, 2019

Prospectus and Summary Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard PRIMECAP Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Vanguard PRIMECAP Fund Investor Shares
Return Before Taxes	–2.01%	11.33%	15.16%
Return After Taxes on Distributions	–3.78	9.77	14.06
Return After Taxes on Distributions and Sale of Fund Shares	0.11	8.86	12.70
Vanguard PRIMECAP Fund Admiral Shares
Return Before Taxes	–1.94%	11.41%	15.26%
Standard & Poor's 500 Index
(reflects no deduction for fees, expenses, or taxes)	–4.38%	8.49%	13.12%

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 59C 022019

Retail | Vanguard PRIMECAP Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard PRIMECAP Fund

Supplement Dated February 21, 2019, to the Prospectus and Summary Prospectus Dated January 28, 2019

Prospectus and Summary Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard PRIMECAP Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Vanguard PRIMECAP Fund Investor Shares
Return Before Taxes	–2.01%	11.33%	15.16%
Return After Taxes on Distributions	–3.78	9.77	14.06
Return After Taxes on Distributions and Sale of Fund Shares	0.11	8.86	12.70
Vanguard PRIMECAP Fund Admiral Shares
Return Before Taxes	–1.94%	11.41%	15.26%
Standard & Poor's 500 Index
(reflects no deduction for fees, expenses, or taxes)	–4.38%	8.49%	13.12%

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 59C 022019